Share Capital	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares with no par value.

On May 21, 2024, the Company implemented a 1-for-40 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

(b)	Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2022	86,591	$49,434,692
Fair value of RSUs issued at $73.60 per share	10,526	774,736
Fair value of RSUs issued at $44.40 per share	4,032	179,037
Fair value of RSUs issued at $24.48 per share	3,518	86,137
Cancelled shares	(515)	(200,014)
Issuance of shares upon conversion of note	14,554	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	21,997	431,149
Balance, December 31, 2023	140,703	51,020,121
Issuance of shares from private placement	227,171	1,137,762
Issuance of shares upon exercise of prefunded warrants	2,147,117	10,287,056
Cancelled shares	(296,875)	(1,445,188)
Share issuance costs	–	(584,914)
Fair value of RSUs redeemed at $4.11 per share	376,570	1,547,703
Balance, June 30, 2024	2,594,686	$61,962,540

During the six months ended June 30, 2024, the Company had the following share capital transactions:

(i)	On February 2, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on February 1, 2024, the Company announced closing of registered direct offering with the issuance of 7,021 common shares at a purchase price of $16.240 per share and prefunded warrants to purchase 36,575 common shares at a price of $16.236 per share for gross proceeds of $708,000. The prefunded warrants were immediately exercisable for $0.004 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. Under the residual method, the Company allotted $3,370 to the prefunded warrants and recorded the value under other reserves in the consolidated statements of financial position. During the six months ended June 30, 2024, the Company issued 36,575 common shares pursuant the exercise of above prefunded warrants.

(ii)	On March 4, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 1, 2024, the Company announced closing of registered direct offering with the issuance of 9,197 common shares at a purchase price of $8.2176 per share and prefunded warrants to purchase 9,049 common shares at a price of $8.2136 per share for gross proceeds of $150,000. The prefunded warrants were immediately exercisable for $0.004 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the six months ended June 30, 2024, the Company issued 9,049 common shares pursuant the exercise of above prefunded warrants.

(iii)	On March 5, 2024, pursuant to the securities purchase agreement entered with Corbo Capital Inc. on March 4, 2024, the Company announced closing of registered direct offering with the issuance of 9,197 common shares at a purchase price of $6.7488 per share and prefunded warrants to purchase 9,325 common shares at a price of $6.7448 per share for gross proceeds of $125,000. The prefunded warrants were immediately exercisable for $0.004 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the six months ended June 30, 2024, the Company issued 9,325 common shares pursuant the exercise of above prefunded warrants.

During the six months ended June 30, 2024, the Company had the following share capital transactions (continued):

(iv)	On March 27, 2024, pursuant to an underwriting agreement entered with Univest Securities, LLC (“Univest”) as the underwriter on March 25, 2024, the Company announced closing of underwritten public offering with the issuance of 77,186 common shares at a purchase price of $4.868 per share and prefunded warrants to purchase 1,246,805 common shares at a price of $4.864 per share for gross proceeds of $5,000,000. The prefunded warrants are immediately exercisable for $0.004 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the six months ended June 30, 2024, the Company issued 1,246,805 common shares pursuant the exercise of above prefunded warrants.

(v)	On April 26, 2024, the Company cancelled 296,875 common shares with a fair value of $1,445,188.

(vi)	On May 17, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on the same day, the Company announced the 1st closing of registered direct offering with the issuance of 62,285 common shares at a purchase price of $4.124 per share and prefunded warrants to purchase 543,923 common shares at a price of $4.120 per share for gross proceeds of $2,500,000. The prefunded warrants are immediately exercisable for $0.004 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the six months ended June 30, 2024, the Company issued 543,923 common shares pursuant the exercise of above prefunded warrants.

(vii)	On May 20, 2024, pursuant to the securities purchase agreement entered with DRNK Beverage Corp. on May 17, 2024, the Company announced the 2nd closing of registered direct offering with the issuance of 62,285 common shares at a purchase price of $4.124 per share, and prefunded warrants to purchase 301,440 common shares at a price of $4.120 per share for gross proceeds of $1,500,000. The prefunded warrants are immediately exercisable for $0.004 per share and may be exercised at any time until all of the prefunded warrants are exercised in full, subject to certain beneficial ownership limitations as set forth in the prefunded warrant. No value has been allotted to the prefunded warrants under the residual method. During the six months ended June 30, 2024, the Company issued 301,440 common shares pursuant the exercise of above prefunded warrants.

(viii)	On May 24, 2024, the Company issued 376,570 common shares at a fair value of $1,547,703 on the RSUs granted to consultants of the Company to settle up consulting fees amounting to $900,000. As a result of the settlement, the Company recognized a loss on debt settlement of $647,703 in the consolidated statements of loss and comprehensive loss.

(ix)	In connection with the closed direct offerings and underwriting public offering completed during the six months ended June 30, 2024, the Company incurred share issuance costs of $584,914.

During the year ended December 31, 2023, the Company had the following share capital transactions:

(i)	On January 26, 2023, the Company issued 10,526 common shares at a fair value of $774,736 on the RSUs granted in accordance with the Company’s ESOP.

(ii)	On May 2, 2023, the Company issued 15,931 common shares at a fair value of $707,352 on the RSUs granted in accordance with the Company’s ESOP, of which 11,899 of these common shares with a fair value of $528,315 were cancelled and returned on June 30, 2023 and recorded on accounts payable.

(iii)	On June 6, 2023, the Company cancelled 515 common shares at a fair value of $200,014 that were issued in August 2022.

(iv)	On July 26, 2023, the Company issued 3,518 common shares at a fair value of $86,137 in replacement to the cancelled shares issued to a consultant of the Company on June 30, 2023.

(v)	On August 14, 2023, the Company issued 14,554 common shares at a fair value of $314,384 to Halo Collective Inc. (“Halo”) to settle the principal amount of $328,000 plus accrued interest and overdue fees of $32,960 pursuant to the Note Conversion Agreement entered with Halo Collective Inc. in July 2023, which totaled $360,960 at the time of conversion.

(vi)	On October 11, 2023, the Company issued 21,997 common shares at a fair value of $431,149 pursuant to the terms of the option agreement in relation to the purchase farming land properties (note 9).

(c)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the six months ended June 30, 2024 was 944,167 (2023 – 100,732). The Company did not have any potential dilution during the six months ended June 30, 2024 and 2023.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 6,201 restricted stock units (“RSUs”) to former directors, officers, and employees of the Company, of which service cost of $561,285 was included in general and administrative expenses during the year ended December 31, 2022. Each of the RSUs vest monthly over 36 months beginning April 22, 2022. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On August 11, 2022, the Company granted 515 restricted stock units (“RSUs”) at a market price of $412 to directors of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest three days following the release of Q2 2022 financials. The fair value of the granted RSUs was estimated to be $212,386. All of these RSUs were forfeited and wrote-off during the year ended December 31, 2023.

On September 21, 2022, the Company granted 2,472 restricted stock units (“RSUs”) in reserve at a market price of $242 to former directors, officers, and consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $598,321. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On September 22, 2022, the Company granted 750 restricted stock units (“RSUs”) in reserve at a market price of $224 to a former officer of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $168,000. All of these RSUs in reserve were forfeited and wrote-off during the year ended December 31, 2023.

On January 24, 2023, the Company granted 10,526 restricted stock units (“RSUs”) at a market price of $73.60 to consultants of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $774,736. 10,526 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 2, 2023, the Company granted 15,931 restricted stock units (“RSUs”) at a market price of $44.40 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. 15,931 of the granted RSUs were initially exercised however 11,899 RSUs were cancelled due to RSU room restrictions. The fair value of the remaining granted RSUs was estimated to be $179,037.

On July 26, 2023, the Company granted 3,518 restricted stock units (“RSUs”) at a market price of $24.48 to a consultant of the Company in accordance with the Company’s RSU plan. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $86,137. 3,518 of the granted RSUs were exercised during the year ended December 31, 2023.

On May 24, 2024, the Company granted 376,570 restricted stock units (“RSUs”) at a market price of $4.11 to consultants of the Company to settle consulting payables of $900,000. Each of the RSUs vest immediately. The fair value of the granted RSUs was estimated to be $1,547,703. 376,570 of the granted RSUs were exercised during the six months ended June 30, 2024.

A summary of the Company’s outstanding RSUs as at June 30, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	9,939
Granted	29,976
Exercised	(18,077)
Forfeited/Cancelled	(21,838)
Balance, December 31, 2023	–
Granted	376,570
Exercised	(376,570)
Balance, June 30, 2024	–

During the six months ended June 30, 2024, the Company recorded $389,945 (2023 – $1,695,753) of expenses related to the RSUs as consulting and accounting fees.